Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Balance at beginning of year			₨ 890,037
Balance at end of year		$ 9,915	752,260	₨ 890,037
Impairment of goodwill				264,909	₨ 221,999
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			276,547
Balance at end of year			145,703	276,547
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			761
Balance at end of year				761
Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			21,371
Balance at end of year			4,274	21,371
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			44,895
Balance at end of year			35,916	44,895
Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			1,194
Balance at end of year			772	1,194
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Balance at end of year
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			528,191
Balance at end of year			528,191	528,191
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			17,078
Balance at end of year			37,404	17,078
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			4,114,321	4,059,148
Additions			164,744	198,297
Disposals			(71,873)	(143,124)
Effects of movements in foreign exchange rates
Balance at end of year			4,207,192	4,114,321	4,059,148
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			2,366,930	2,276,915
Additions			72,655	111,707
Disposals			(110)	(21,692)
Effects of movements in foreign exchange rates
Balance at end of year			2,439,475	2,366,930	2,276,915
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			59,209	59,209
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			59,209	59,209	59,209
Gross carrying amount [member] | Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			222,169	222,169
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			222,169	222,169	222,169
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			140,336	140,336
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			140,336	140,336	140,336
Gross carrying amount [member] | Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			22,171	22,171
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			22,171	22,171	22,171
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			271,329	271,329
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			271,329	271,329	271,329
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			1,015,099	1,015,099
Additions
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			1,015,099	1,015,099	1,015,099
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			17,078	51,920
Additions			92,089	86,590
Disposals			(71,763)	(121,432)
Effects of movements in foreign exchange rates
Balance at end of year			37,404	17,078	51,920
Amortisation and Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			3,224,284	2,356,455
Disposals			(110)	(24,731)
Effects of movements in foreign exchange rates
Balance at end of year			3,454,932	3,224,284	2,356,455
Charge for the year	[1]		230,758	479,641
Impairment of intangible assets	[2]			148,010
Impairment of goodwill				264,909
Amortisation and Impairment [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			2,090,383	1,742,389
Disposals			(110)	(24,456)
Effects of movements in foreign exchange rates
Balance at end of year			2,293,772	2,090,383	1,742,389
Charge for the year	[1]		203,499	372,450
Impairment of intangible assets	[2]
Impairment of goodwill
Amortisation and Impairment [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			58,448	57,436
Disposals				(275)
Effects of movements in foreign exchange rates
Balance at end of year			59,209	58,448	57,436
Charge for the year	[1]		761	1,287
Impairment of intangible assets	[2]
Impairment of goodwill
Amortisation and Impairment [Member] | Agent / Supplier Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			200,798	183,701
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			217,895	200,798	183,701
Charge for the year	[1]		17,097	17,097
Impairment of intangible assets	[2]
Impairment of goodwill
Amortisation and Impairment [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			95,441	25,592
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			104,420	95,441	25,592
Charge for the year	[1]		8,979	69,849
Impairment of intangible assets	[2]
Impairment of goodwill
Amortisation and Impairment [Member] | Noncompete Agreements [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			20,977	15,956
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			21,399	20,977	15,956
Charge for the year	[1]		422	5,021
Impairment of intangible assets	[2]
Impairment of goodwill
Amortisation and Impairment [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			271,329	109,382
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			271,329	271,329	109,382
Charge for the year	[1]			13,937
Impairment of intangible assets	[2]			148,010
Impairment of goodwill
Amortisation and Impairment [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year			486,908	221,999
Disposals
Effects of movements in foreign exchange rates
Balance at end of year			486,908	486,908	221,999
Charge for the year	[1]
Impairment of intangible assets	[2]
Impairment of goodwill				264,909
Amortisation and Impairment [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Disposals
Effects of movements in foreign exchange rates
Balance at end of year
Charge for the year	[1]
Impairment of intangible assets	[2]
Impairment of goodwill

[1]	During the year ended March 31, 2021, the Company has re-assessed the useful life of the acquired intangible assets i.e., Customer relationship which resulted in increase in charge for the year by INR 59,457.
[2]	During the year ended March 31, 2021, the Company’s operations through its Trademarks in Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited CGU, has curtailed significantly. The Company tested the Trademarks of the CGU for recoverability and recognised an impairment loss of INR 148,010.